Share Based Payment Plans (Tables)	12 Months Ended
Jan. 31, 2025
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Summary of Weighted-Average Fair Value of Options Granted and Assumptions
The following table summarizes the weighted-average fair value of options granted and the main assumptions that were used to calculate the fair value during the years ended January 31, 2025 and 2024:

	January 31, 2025	January 31, 2024
Weighted-average fair value at grant date	$39.70	$42.02
Weighted average assumptions used in the fair value models
Share price	$97.32	$103.07
Risk-free interest rate	3.47%	3.53%
Expected life	5.04 years	5.00 years
Expected volatility	45.44%	44.66%
Expected annual dividend per share	0.86%	0.70%

Summary of Stock Option
The number of stock options varied as follows:

	Number of options	Weighted average exercise price
Balance as at February 1, 2023	3,546,663	$58.60
Granted	590,700	103.74
Forfeited/Cancelled	(134,500)	90.94
Exercised [a]	(454,359)	38.52
Balance as at January 31, 2024	3,548,504	$67.46
Granted	433,070	98.12
Forfeited/Cancelled	(153,825)	103.80
Exercised [b]	(422,087)	33.42
Balance as at January 31, 2025	3,405,662	$73.94
[
a]
The weighted average stock price on these exercised stock options was $104.48.
[b]
The weighted average stock price on these exercised
stock
options was $93.02.

Summary of Stock Options Outstanding and Exercisable
The following table summarizes information about stock options outstanding and exercisable, as at January 31, 2025:

	Outstanding			Exercisable
Exercise price range	Number of options	Weighted- average exercise price	Weighted- average remaining life (years)	Number of options	Weighted- average exercise price
$20 to $40	818,726	$27.44	4.9	818,726	$27.44
$40 to $60	493,580	45.86	4.3	493,580	45.86
$60 to $80	252,011	62.95	3.5	252,011	62.95
$80 to $100	456,720	97.46	9.1	18,800	90.26
$100 to $120	1,379,325	105.62	7.2	641,825	106.60
$120 to $140	5,300	123.03	6.6	3,975	123.03
Balance as at January 31, 2025	3,405,662	$73.94	6.2	2,228,917	$59.03
The following table summarizes information about stock options outstanding and exercisable, as at January 31, 2024:

	Outstanding			Exercisable
Exercise price range	Number of options	Weighted- average exercise price	Weighted- average remaining life (years)	Number of options	Weighted- average exercise price
$20 to $40	1,129,001	$27.47	5.9	764,326	$27.86
$40 to $60	584,980	45.86	5.3	584,980	45.86
$60 to $80	274,473	62.96	4.5	272,223	62.90
$80 to $100	39,400	90.31	8.7	9,850	90.31
$100 to $120	1,514,050	105.61	8.2	320,900	107.66
$120 to $140	6,600	123.03	7.6	3,300	123.03
Balance as at January 31, 2024	3,548,504	$67.46	6.7	1,955,579	$51.69

Summary of deferred share unit and restricted share unit of share options
The following tables presents the changes in the plans’ status during the years ended January 31, 2025 and 2024:

	Number of units
	DSU	RSU
Balance as at February 1, 2023	99,937	—
Granted	20,535	—
Paid	(6,138)	—
Balance as at January 31, 2024	114,334	—
Granted	24,888	167,800
Forfeited/Cancelled	—	(18,150)
Paid	(29,980)	—
Balance as at January 31, 2025	109,242	149,650